Investments (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Investments [Abstract]
Schedule of Investments	The components of investments were as follows:
As at	December 31, 2023	March 31, 2023
Long term investments
Investments in fixed deposits*	$219,142	$158,455
Investments in fixed deposits with related parties**	100,259	95,577
	319,401	254,032
*	includes a fixed deposit of $120,205 with IndusInd bank against which a bank guarantee has been given to Lease Plan India Private Limited for the vehicles taken on lease.
**	these fixed deposits have a maturity of more than 12 months and hence have been considered under long term. However, these have been given under lien against debt availed from related parties.
The components of investments were as follows:
(In USD) As at	March 31, 2023	March 31, 2022
Long term investments
Investments in fixed deposits	$158,455	$123,406
Investments in fixed deposits with related parties*	95,577	276,400
	254,032	399,806
*	these fixed deposits have a maturity of more than 12 months and hence have been considered under long term. However these have been given under lien against debt availed from related parties.